Net Income Per Limited Partner Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs										$ 75,154	$ 55,292
General partner’s IDRs										3,431	194
DERs										12	6
Distributions and DERs declared	$ 2,174									78,597	55,492
Undistributed earnings, basic and diluted										53,281
Undistributed earnings, basic											3,789
Excess distributions over earnings	(133)
Net income available to limited partners – basic and diluted	2,041									$ 131,878
Net income available to limited partners – basic											$ 59,281
Net income per limited partner unit – diluted:
Weighted-average units outstanding – diluted										31,222	28,791	28,790
General Partner [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs										$ 1,572	$ 1,110
General partner’s IDRs										3,431	194
DERs										0	0
Distributions and DERs declared	44									5,003	1,304
Undistributed earnings, basic and diluted										1,066
Undistributed earnings, basic											75
Excess distributions over earnings	(3)
Net income available to limited partners – basic and diluted	41									6,069
Net income available to limited partners – basic											1,379
Limited Partner, Common Units [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs										39,106	27,091
General partner’s IDRs										0	0
DERs										0	0
Distributions and DERs declared	1,065									39,106	27,091
Undistributed earnings, basic and diluted										27,162
Undistributed earnings, basic											1,857
Excess distributions over earnings	(65)
Net income available to limited partners – basic and diluted	$ 1,000									$ 66,268
Net income available to limited partners – basic											28,948
Add: DERs											6
Net income available to limited partners – diluted											$ 28,954
Net income per limited partner unit – basic:
Weighted-average units outstanding – basic											28,790
Net income per limited partner unit – basic											$ 1.01
Net income per limited partner unit – diluted:
Weighted-average units outstanding – basic											28,790
Common equivalent units for restricted units											1
Weighted-average units outstanding – diluted											28,791
Net income per limited partner unit – diluted											$ 1.01
Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding – basic and diluted	28,790									31,222
Net income per limited partner unit – basic and diluted	$ 0.03	$ 0.69	$ 0.51	$ 0.54	$ 0.37	$ 0.32	$ 0.30	$ 0.21	$ 0.18	$ 2.12
Restricted Units [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs										$ 0	$ 0
General partner’s IDRs										0	0
DERs										12	6
Distributions and DERs declared										12	6
Undistributed earnings, basic and diluted										8
Undistributed earnings, basic											0
Net income available to limited partners – basic and diluted										20
Net income available to limited partners – basic											6
Subordinated Unitholder Valero [Member]
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs										34,476	27,091
General partner’s IDRs										0	0
DERs										0	0
Distributions and DERs declared	$ 1,065									34,476	27,091
Undistributed earnings, basic and diluted										25,045
Undistributed earnings, basic											1,857
Excess distributions over earnings	(65)
Net income available to limited partners – basic and diluted	$ 1,000									$ 59,521
Net income available to limited partners – basic											28,948
Add: DERs											0
Net income available to limited partners – diluted											$ 28,948
Net income per limited partner unit – basic:
Weighted-average units outstanding – basic											28,790
Net income per limited partner unit – basic											$ 1.01
Net income per limited partner unit – diluted:
Weighted-average units outstanding – basic											28,790
Common equivalent units for restricted units											0
Weighted-average units outstanding – diluted											28,790
Net income per limited partner unit – diluted											$ 1.01
Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding – basic and diluted	28,790									28,790
Net income per limited partner unit – basic and diluted	$ 0.03									$ 2.07